Pension and Other Postretirement Plans Assets of the Aetna Pension Plan (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance			665.6	599.6
Actual return on plan assets, Level 3			75.9	64.3
Purchases, sales and settlements			18.1	2.4
Transfers Out Of Level 3			0.7	(0.7)
Ending balance			760.3	665.6
Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			100.00%	100.00%
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets	7.50%	8.25%
Expected long-term return on plan assets (in hundredths)			7.50%	7.50%	8.00%
OPEB Plans [Member]
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets			4.25%	5.50%	5.50%
Expected long-term return on plan assets (in hundredths)			4.25%	5.50%	5.50%
Debt Securities [Member] | Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			36.20%	36.63%
Minimum target allocation (in hundredths)			37.00%	37.00%
Maximum target allocation (in hundredths)			43.00%	43.00%
Debt Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			85.00%	87.00%
Minimum target allocation (in hundredths)			80.00%		80.00%
Maximum target allocation (in hundredths)			90.00%		90.00%
Equity Securities [Member] | Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			50.40%	50.42%
Minimum target allocation (in hundredths)			43.00%	43.00%
Maximum target allocation (in hundredths)			53.00%	53.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			10.00%	9.00%
Minimum target allocation (in hundredths)			5.00%		5.00%
Maximum target allocation (in hundredths)			15.00%		15.00%
Real Estate [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance			433.2	395.3
Actual return on plan assets, Level 3			47.6	49.4
Purchases, sales and settlements			(11.8)	(11.5)
Transfers Out Of Level 3			0	0
Ending balance			469.0	433.2
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			8.30%	8.53%
Real Estate [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			5.00%	4.00%
Minimum target allocation (in hundredths)			0.00%		0.00%
Maximum target allocation (in hundredths)			10.00%		10.00%
Other Assets [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance			232.4	204.3
Actual return on plan assets, Level 3			28.3	14.9
Purchases, sales and settlements			29.9	13.9
Transfers Out Of Level 3			0.7	(0.7)
Ending balance			291.3	232.4
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)			5.10%	4.52%